Note 8 - Related Party Transactions	9 Months Ended
Sep. 30, 2018
Notes
Note 8 - Related Party Transactions

Note 8 – Related Party Transactions

The Company engages from time to time in transactions with related parties.  The Company has an outstanding loan to a real estate development partnership of which one of the Company’s beneficial owners is a partner.  Balance on the commercial loan (including principal and accrued interest) was $1,519,505 at September 30, 2018.  The Company also has a loan for premium payments to a Trust of an executive officer’s irrevocable life insurance policy.  The balance (including principal and accrued interest) on this loan at Septermber 30, 2018 was $408,237.  Please refer to the disclosure contained in Note 11 “Related Party Transactions” in the Notes to Consolidated Financial Statements in the Company’s Annual Report on Form 10-K as of and for the year ended December 31, 2017 for additional information on related party transactions.